Acquisitions Summarized Financial Information of Acquiree (Details) - USD ($) $ in Millions	3 Months Ended														12 Months Ended
	Oct. 03, 2020	[1]	Jun. 27, 2020	[1]	Mar. 28, 2020	[1]	Dec. 28, 2019	[1]	Sep. 28, 2019	[1]	Jun. 29, 2019	[1]	Mar. 30, 2019	Dec. 29, 2018	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Revenues	$ 14,707		$ 11,779		$ 18,025		$ 20,877		$ 19,118		$ 20,262		$ 14,924	$ 15,303	$ 65,388	$ 69,607	$ 59,434
Intersegment Eliminations
Revenues															(2,956)	(1,205)
Net Income (loss) from Continuing Operations															(225)	(151)
TFCF
Revenues															12,999	7,228
Net Income (loss) from Continuing Operations															(245)	(958)
Hulu LLC
Revenues															7,052	2,865
Net Income (loss) from Continuing Operations															$ (1,017)	$ (695)

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.